Other Non-financial Assets	12 Months Ended
Dec. 31, 2024
Disclosure of Other Non Financial Assets [abstract]
Other Non-financial Assets

NOTE 21. OTHER NON-FINANCIAL ASSETS
“Other Non-financial Assets” break down as follows:

	12.31.24	12.31.23
Payments on behalf of third parties	17,863,988	14,182,471
Advances of fees to Directors and Syndics	2,163,613	43,755
Advances to Personnel	30,291,540	432,968
Tax Credits	120,371,077	37,829,672
Payments made in Advance	82,349,786	66,831,284
Advances for Purchase of Assets	6,476,466	9,857,022
Investment properties (*)	12,581,719	12,535,022
Other Sundry Assets Measured at Cost	45,260,342	28,405,412
Assets Taken in Defense of Credits	475,900	475,902
Contract Assets	19,601,104	5,816,887
Others	2,491,449	7,402,962
Total	339,926,984	183,813,357
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(*)	Changes in “Investment Properties” are detailed in Schedule F.
Related-party information is disclosed in Note 51.